PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund Average Annual Total Returns		12 Months Ended	52 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.59%	0.80%	2.34%
Bloomberg 1-15 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.18%		1.16%	2.27%
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.65%		1.16%	2.30%
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.52%		1.04%	2.23%
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.00%		1.39%	2.29%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.